Prospectus Supplement dated August 14, 2026
Prospectus Form #/Date
Product Name	National	New York
RiverSource® RAVA 5 Access® Variable Annuity	PRO9104_12_E01_(05/26) ISP9104_12_E01_(05/26) USP9104_12_E01_(05/26)	PRO9105_12_E01_(05/26) ISP9105_12_E01_(05/26) USP9105_12_E01_(05/26)
RiverSource® RAVA Apex Variable Annuity	PRO9109_12_E01_(05/26) ISP9109_12_E01_(05/26) USP9109_12_E01_(05/26)	PRO9110_12_E01_(05/26) ISP9110_12_E01_(05/26) USP9110_12_E01_(05/26)
RiverSource® RAVA Vista Variable Annuity	PRO9111_12_E01_(05/26) ISP9111_12_E01_(05/26) USP9111_12_E01_(05/26)	PRO9112_12_E01_(05/26) ISP9112_12_E01_(05/26) USP9112_12_E01_(05/26)
The following information describes changes to certain investment options offered under certain variable annuity contracts listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective after market close on or about August 14, 2026 (the Effective Date), Putnam VT Sustainable Future Fund (Class IB Shares) will merge with and into Putnam VT U.S. Research Fund (Class IB Shares).
Upon the Effective Date, the following description in the section “Appendix A: Investment Options Available Under the Contract” regarding Putnam VT Sustainable Future Fund with respect to each prospectus listed above is hereby amended and replaced with the following.
Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT U.S. Research Fund (Class IB Shares)	Seeks capital appreciation.	Putnam Investment Management, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0010_(08/26)